Short-Term Borrowings (Details)			12 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Short-Term Borrowings [Line Items]
Interest expenses of short-term borrowings			$ 1,343,885	$ 1,311,845	$ 915,444
Weighted average interest rates of short-term loans outstanding			4.33%	4.18%
Shangai Xiaoi [Member]
Short-Term Borrowings [Line Items]
Repayment of loan principal	$ 3,494,913	¥ 25,036,162.25